Preferred Stock (Series D Preferred Stock) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 28, 2017	Dec. 31, 2016	Mar. 16, 2016
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding		6,245,156	6,245,156
Preferred stock, annual dividend rate		6.25%
Preferred stock, face value		$ 10.00
Percentage of voting stock		40.00%
Conversion price per share		$ 10.40
Debt instrument conversion ratio to common stock		0.9615385
Preferred stock, partial redemption value		$ 30,000
Aggregate outstanding shares required for liquidation election		40.00%
Preferred stock value		$ 61,333
Series D Preferred Stock [Member] | On Or Before March 16, 2019 [Member]
Class of Stock [Line Items]
Preferred stock, redemption price		$ 12.00
Series D Preferred Stock [Member] | March 16, 2019 to March 16, 2020 [Member]
Class of Stock [Line Items]
Preferred stock, redemption price		13.00
Series D Preferred Stock [Member] | On Or After March 16, 2020 [Member]
Class of Stock [Line Items]
Preferred stock, redemption price		14.00
Series D Preferred Stock [Member] | On Or Before September 30,2021 [Member]
Class of Stock [Line Items]
Preferred stock, redemption price		$ 14.00
Series D Preferred Stock [Member] | After September 30, 2021 [Member]
Class of Stock [Line Items]
Preferred stock, annual dividend rate		12.50%
Series E Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock, annual dividend rate	6.25%
Preferred stock, redemption price	$ 13.845
Preferred stock value	$ 9,250
Minimum [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Debt instrument conversion amount upon closing of qualified offering		$ 50,000
Maximum [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Debt instrument conversion amount upon closing of qualified offering		$ 75,000